Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and contingencies
Schedule of minimum lease payments under all non-cancellable leases

RMB
Year ending December 31, 2017	246,770
Year ending December 31, 2018	200,146
Year ending December 31, 2019	139,733
Year ending December 31, 2020	73,651
Year ending December 31, 2021	48,348
Over December 31, 2021	77,824

Total minimum lease payments	786,472